Related Party Transactions - Related Party Costs and Expenses (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 D	Apr. 30, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction
Operating expenses from other related parties			$ 487
Total income (expenses)			6,240	$ (8,043)	$ (5,359)
Vigdis Knutsen | Acquisitions from KNOT
Related Party Transaction
Number of days vessel went off-hire due to damage | D	6
KNOT Management
Related Party Transaction
Administration fee			1,280	1,434	1,457
KOAS [Member]
Related Party Transaction
Administration fee			$ 663	583	461
Margin rate on administration cost			5.00%
KOAS UK [Member]
Related Party Transaction
Administration fee			$ 116	123	122
Margin rate on administration cost			5.00%
KNOT [Member]
Related Party Transaction
Time charter income from KNOT			$ 15,910
Guarantee income from KNOT				749	1,499
Technical and operational management fee from KNOT to Vessels			6,954	6,491	4,617
Administration fee			$ 170	$ 161	149
Interest expense charged from KNOT					$ (52)
KNOT [Member] | Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
KNOT [Member] | Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years